ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 99.7%

Equity Fund – 99.7%
Invesco S&P 500 Equal Weight ETF(a)	474,788	$71,132,738
Invesco S&P 500 Pure Growth ETF	366,787	70,628,505

Total Exchange Traded Funds
(Cost $144,381,755)		141,761,243

MONEY MARKET FUNDS – 22.8%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	4,579,000	4,579,000
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	492,160	492,160
Federated Government Obligations Fund, Institutional Class, 0.03%(b)(c)	4,579,000	4,579,000
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.01%(b)(c)	4,579,000	4,579,000
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.03%(b)(c)	4,527,000	4,527,000
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	4,579,000	4,579,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(b)(c)	4,579,000	4,579,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.03%(b)(c)	4,579,000	4,579,000

Total Money Market Funds
(Cost $32,493,160)		32,493,160

REPURCHASE AGREEMENTS – 11.2%(c)
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $4,747,298, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $4,842,237)	$4,747,291	4,747,291
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $11,147,855, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $11,370,797)	11,147,840	11,147,840

Total Repurchase Agreements
(Cost $15,895,131)		15,895,131

Total Investments – 133.7%
(Cost $192,770,046)		190,149,534
Liabilities in Excess of Other Assets – (33.7%)		(47,985,075)
Net Assets – 100.0%		$142,164,459

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $46,145,609; the aggregate market value of the collateral held by the fund is $47,896,131.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$141,761,243	$–	$–	$141,761,243
Money Market Funds	32,493,160	–	–	32,493,160
Repurchase Agreements	–	15,895,131	–	15,895,131
Total	$174,254,403	$15,895,131	$–	$190,149,534

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	99.7%
Money Market Funds	22.8
Repurchase Agreements	11.2
Total Investments	133.7
Liabilities in Excess of Other Assets	(33.7)
Net Assets	100.0%